Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	DREYFUS INVESTMENT FUNDS
Central Index Key	0000799295
Amendment Flag	false
Document Creation Date	Aug. 31, 2017
Document Effective Date	Aug. 31, 2017
Prospectus Date	Aug. 31, 2017
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class I
Prospectus:
Trading Symbol	SDSCX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class A
Prospectus:
Trading Symbol	DBMAX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class C
Prospectus:
Trading Symbol	DBMCX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	DBMYX
Dreyfus/The Boston Company Small/Mid Cap Growth Fund | Class Z
Prospectus:
Trading Symbol	DBMZX